Shared-based Compensation (Schedule Of Allocation Of Stock-Based Compensation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 50,149	$ 59,769	$ 98,788
Selling, general and administrative expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	38,292	54,176	79,928
Research and development expenses
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	4,197	2,440	2,388
Cost of revenues
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	7,660	2,040	2,241
Discontinued Operations
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 0	$ 1,113	$ 14,231